Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Trading Gain (Loss) from Futures and Forwards
Net realized gain (loss)	$ 1,666,379	$ (6,587,850)
Net change in unrealized gain (loss)	146,893	(178,582)
Brokerage commissions and trading expenses	(142,559)	(207,526)
Net gain (loss) from futures and forwards trading	1,670,713	(6,973,958)
Income
Interest income	293,986	618,426
Net realized and change in unrealized loss on securities and certificates of deposit	(160,371)	(22,383)
Total income	133,615	596,043
Expenses
Trading Advisor management fees	499,206	859,607
Trading Advisor incentive fees	112,352	73,650
Cash Manager fees	31,464	45,503
General Partner fee	613,444	912,982
Selling Agent fees - General Partner	273,527	449,067
Broker dealer custodial fee - General Partner	42,210	62,524
Broker dealer servicing fee - General Partner	28,442	43,682
Administrative expenses - General Partner	909,095	791,912
Offering expenses - General Partner	487,245	537,508
Total expenses	2,996,985	3,776,435
Administrative and offering expenses waived	(715,426)	(292,441)
Net total expenses	2,281,559	3,483,994
Net investment loss	(2,147,944)	(2,887,951)
Net Loss	(477,231)	(9,861,909)
General Partner
Expenses
Net Loss	11,752	(93,802)
Increase (decrease) in net asset value per unit for the year	$ 1.57	$ (14.85)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ 1.58	$ (14.14)
Weighted average number of units outstanding	7,460.6308	6,634.3725
Series A
Expenses
Net Loss	(321,815)	(3,800,935)
Increase (decrease) in net asset value per unit for the year	$ (2.10)	$ (14.12)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ (1.70)	$ (14.21)
Weighted average number of units outstanding	188,865.8719	267,442.0107
Series B
Expenses
Net Loss	(125,032)	(1,860,635)
Increase (decrease) in net asset value per unit for the year	$ (1.11)	$ (14.42)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ (1.24)	$ (14.43)
Weighted average number of units outstanding	100,732.7325	128,975.7858
Series C
Expenses
Net Loss	(74,373)	(204,144)
Increase (decrease) in net asset value per unit for the year		$ (8.89)	[1]
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ (2.40)	$ (9.50)
Weighted average number of units outstanding	30,964.3417	21,493.9442
Series I
Expenses
Net Loss	$ 32,237	$ (3,902,393)
Increase (decrease) in net asset value per unit for the year	$ (0.71)	$ (16.14)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ 0.20	$ (16.46)
Weighted average number of units outstanding	164,370.3383	237,093.9486

[1]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.